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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Delta Partners, LLC

Address:  One International Place, Suite 2401
	  Boston, MA  02110


13F File Number: 028-10018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Rogers
Title:  Chief Operating Officer/Chief Compliance Officer
Phone:  (617) 526-8939


Signature, Place and Date of Signing:

    Rebecca Rogers                  Boston, MA                  May 11, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]





Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)







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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       16

Form 13F Information Table Value Total:   $ 120,691
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	NONE



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                                                     FORM 13F INFORMATION TABLE







                                                                VALUATION CURRENCY: USD

COLUMN 1                          COLUMN 2       COLUMN 3      COLUMN 4    COLUMN 5               COLUMN 6     COLUMN 7   COLUMN 8
NAME OF ISSUER                    TITLE          CUSIP         VALUE       SHARES OR              INVESTMENT   MANA-      VOTING
                                  OF             NUMBER        X($1000)    PRINCIPLE  SH/  PUT/   DISCRETION   GERS       AUTHORITY
                                  CLASS                                    AMOUNT     PRN  CALL                           (SOLE)
--------------                    --------       ---------     --------    ---------  ---  ----   ----------   --------   ---------

APPROACH RESOURCES INC            COM            03834A103     $4,644        125,672  SH          SHARED       NONE         125,672
BERKSHIRE HATHAWAY INC-CL B       CL B NEW       084670702     $6,224         76,700  SH          SHARED       NONE          76,700
CAL DIVE INTERNATIONAL INC        COM            12802T101     $6,587      1,996,068  SH          SHARED       NONE       1,996,068
CORINTHIAN COLLEGES INC           COM            218868107     $3,753        906,450  SH          SHARED       NONE         906,450
EXPEDIA INC                       COM NEW        30212P303     $8,462        253,038  SH          SHARED       NONE         253,038
FIDELITY NATIONAL FINL-A          CL A           31620R105     $6,128        339,900  SH          SHARED       NONE         339,900
GAMETECH INTERNATIONAL INC        COM            36466D102     $41           483,125  SH          SHARED       NONE         483,125
JAGUAR MINING INC                 COM            47009M103     $6,977      1,493,980  SH          SHARED       NONE       1,493,980
LIFE TECHNOLOGIES CORP            COM            53217V109     $3,644         74,640  SH          SHARED       NONE          74,640
MICROSOFT CORP                    COM            594918104     $9,385        290,960  SH          SHARED       NONE         290,960
MOSAIC CO/THE                     COM            61945C103     $4,965         89,800  SH          SHARED       NONE          89,800
NATURES SUNSHINE PRODS INC        COM            639027101     $18,173     1,134,396  SH          SHARED       NONE       1,134,396
PETROLEUM DEVELOPMENT CORP        COM            716578109     $12,289       331,326  SH          SHARED       NONE         331,326
PROSHARES ULTRASHORT 20+Y TR      PS ULTSH 20YRS 74347R297     $15,701       767,760  SH          SHARED       NONE         767,760
TRIPADVISOR INC                   COM            896945201     $9,026        253,038  SH          SHARED       NONE         253,038
XEROX CORP                        COM            984121103     $4,693        581,200  SH          SHARED       NONE         581,200


							       $120,691
